Loans and asset quality- Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 387		$ 497		$ 571
Charge-offs	(17)		(38)		(83)
Recoveries	9		8		8
Net (charge-offs) recoveries	(8)		(30)		(75)
Provision	(35)		(80)		1
Ending balance	344		387		497
Allowance for:
Loan losses	210		266		394
Lending-related commitments	134		121		103
Individually evaluated for impairment:
Loan balance	36		117		128
Allowance for loan losses	7		24		32
Collectively evaluated for impairment:
Loan balance	51,621		46,512		43,851
Allowance for loan losses	203		242		362
Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	104		91		93
Charge-offs	(4)		(2)		(6)
Recoveries	1		2		3
Net (charge-offs) recoveries	(3)		0		(3)
Provision	(18)		13		1
Ending balance	83		104		91
Allowance for:
Loan losses	21		30		33
Lending-related commitments	62		74		58
Individually evaluated for impairment:
Loan balance	15		57		26
Allowance for loan losses	2		12		9
Collectively evaluated for impairment:
Loan balance	1,519		1,249		726
Allowance for loan losses	19		18		24
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	30		34		40
Charge-offs	(1)		0		(4)
Recoveries	0		0		0
Net (charge-offs) recoveries	(1)		0		(4)
Provision	12		(4)		(2)
Ending balance	41		30		34
Allowance for:
Loan losses	21		20		24
Lending-related commitments	20		10		10
Individually evaluated for impairment:
Loan balance	3		17		38
Allowance for loan losses	1		1		7
Collectively evaluated for impairment:
Loan balance	1,998		1,660		1,411
Allowance for loan losses	20		19		17
Financial institutions
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	36		63		11
Charge-offs	0		(13)		(8)
Recoveries	4		0		2
Net (charge-offs) recoveries	4		(13)		(6)
Provision	9		(14)		58
Ending balance	49		36		63
Allowance for:
Loan losses	10		12		41
Lending-related commitments	39		24		22
Individually evaluated for impairment:
Loan balance	0		3		24
Allowance for loan losses	0		0		7
Collectively evaluated for impairment:
Loan balance	4,511		5,452		4,582
Allowance for loan losses	10		12		34
Lease financings
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	49		66		90
Charge-offs	0		0		0
Recoveries	0		0		0
Net (charge-offs) recoveries	0		0		0
Provision	(12)		(17)		(24)
Ending balance	37		49		66
Allowance for:
Loan losses	37		49		66
Lending-related commitments	0		0		0
Individually evaluated for impairment:
Loan balance	0		0		0
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	1,322		1,329		1,558
Allowance for loan losses	37		49		66
Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	30		29		41
Charge-offs	(1)		(1)		(1)
Recoveries	0		0		0
Net (charge-offs) recoveries	(1)		(1)		(1)
Provision	(5)		2		(11)
Ending balance	24		30		29
Allowance for:
Loan losses	19		26		23
Lending-related commitments	5		4		6
Individually evaluated for impairment:
Loan balance	12		31		30
Allowance for loan losses	3		7		5
Collectively evaluated for impairment:
Loan balance	9,731		8,765		7,312
Allowance for loan losses	16		19		18
Other residential mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	88		156		235
Charge-offs	(8)		(22)		(56)
Recoveries	4		6		3
Net (charge-offs) recoveries	(4)		(16)		(53)
Provision	(30)		(52)		(26)
Ending balance	54		88		156
Allowance for:
Loan losses	54		88		156
Lending-related commitments	0		0		0
Individually evaluated for impairment:
Loan balance	0		0		0
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	1,385		1,632		1,923
Allowance for loan losses	54		88		156
All Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	2		0		1
Charge-offs	0		0		0
Recoveries	0		0		0
Net (charge-offs) recoveries	0		0		0
Provision	(2)		2		(1)
Ending balance	0		2		0
Allowance for:
Loan losses	0		2		0
Lending-related commitments	0		0		0
Individually evaluated for impairment:
Loan balance	0		0		0
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	17,734	[1]	16,264	[2]	16,341	[3]
Allowance for loan losses	0		2		0
Foreign
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	48		58		60
Charge-offs	(3)		0		(8)
Recoveries	0		0		0
Net (charge-offs) recoveries	(3)		0		(8)
Provision	11		(10)		6
Ending balance	56		48		58
Allowance for:
Loan losses	48		39		51
Lending-related commitments	8		9		7
Individually evaluated for impairment:
Loan balance	6		9		10
Allowance for loan losses	1		4		4
Collectively evaluated for impairment:
Loan balance	13,421		10,161		9,998
Allowance for loan losses	$ 47		$ 35		$ 47

[1]	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.
[2]	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.
[3]	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.